NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of earnings per share, Basic and diluted
	Three Months Ended
	March 31, 2021	March 31, 2020
Numerator:
Net loss	$(13,765)	$(10,186)
Denominator:
Weighted-average common shares outstanding – basic and diluted	25,030,080	8,304,030
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(0.55)	$(1.23)

	Year Ended
	December 31, 2020 (Restated)(a)	December 31, 2019
Numerator:
Net loss	$(25,895)	$(45,980)
Adjustments to reconcile to net loss available to common stockholders:
Accretion of Class D preferred shares to liquidation preference on automatic conversion	10,219	—
Net loss attributable to non-controlling interests	—	(6,450)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(36,114)	$(39,530)

Denominator:
Weighted-average common shares outstanding – basic and diluted	10,815,580	7,814,796
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(3.34)	$(5.06)

Schedule of antidilutive securities excluded from computation of earnings per share
	March 31, 2021	March 31, 2020
Common stock warrants	17,850,460	—
SAMA earnout shares	570,211	—
Stock options	948,322	1,195,024
Unvested restricted share units	1,448,032	—
Total	20,817,025	1,195,024

	December 31, 2020	December 31, 2019
Common stock warrants	17,963,591	63,597
SAMA earnout shares	1,140,423	—
Stock options	896,888	1,195,544
Unvested restricted share units	78,634	—
Total	20,079,536	1,259,141